Earnings per ordinary share - Summary of basic and diluted earnings per ordinary shares (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Net earnings attributable to owners of Rio Tinto, basic	$ 12,420	$ 21,094	$ 9,769
Weighted average number of shares, basic (in shares)	1,619.8	1,618.4	1,617.4
Basic earnings per ordinary share (in usd per share)	$ 7.668	$ 13.034	$ 6.040
Cross holdings of shares (in shares)	0.0	0.0	0.0
Diluted earnings per share [abstract]
Effect of dilutive securities shares (in shares)	9.8	10.5	11.2
Net earnings attributable to owners of Rio Tinto, diluted	$ 12,420	$ 21,094	$ 9,769
Weighted average number of shares, diluted (in shares)	1,629.6	1,628.9	1,628.6
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto (in usd per share)	$ 7.621	$ 12.95	$ 5.998
Rio Tinto plc
Basic earnings per share [abstract]
Weighted average number of shares, basic (in shares)	1,248.9	1,247.4	1,246.5
Rio Tinto Limited
Basic earnings per share [abstract]
Weighted average number of shares, basic (in shares)	370.9	371.0	370.9